As filed with the Securities and Exchange Commission on September 28, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT		VALUE†

Loan Assignments(a) 7.1%

Business Equipment & Services 1.3%
$479,866	Advantage Sales and Marketing, Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 8.58%, due 7/25/22	$418,083
1,108,646	First Data Corporation, Term Loan, (1 month USD LIBOR + 2.00%), 4.07%, due 7/8/22	1,108,513
189,525	Iron Mountain, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 1/2/26	186,919
703,615	Presidio, Term Loan B, (USD LIBOR + 2.75%), 5.08%, due 2/2/24	704,494	(b)
812,810	Servicemaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 11/8/23	812,607
		3,230,616
Cable & Satellite Television 0.5%
1,180,000	Altice France S.A., Term Loan B13, (USD LIBOR + 4.00%), due 7/13/26	1,153,261	(c)(d)

Containers & Glass Products 0.7%
840,000	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.12%, due 11/7/25	839,823	(b)
831,227	Reynolds Group, Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/5/23	833,704
		1,673,527
Drugs 0.1%
315,000	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.09%, due 6/1/25	315,280

Electronics - Electrical 0.6%
439,169	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	440,267
1,144,923	SS&C Technologies Inc., Term Loan B3, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	1,147,785
		1,588,052
Food - Drug Retailers 0.3%
260,000	Albertsons, LLC, Term Loan, (USD LIBOR + 3.00%), due 5/2/23	259,350	(c)(d)
384,747	General Nutrition Centers, Inc., Term Loan, (1 month USD LIBOR + 7.00%), 9.08%, due 12/31/22	395,570
		654,920
Health Care 0.6%
331,881	Envision Healthcare, Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 12/1/23	331,535
1,150,438	Team Health, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/6/24	1,117,363
		1,448,898
Leisure Goods - Activities - Movies 0.3%
753,143	Seaworld, Term Loan B5, (1 month USD LIBOR + 3.00%), 5.08%, due 3/31/24	750,455

Lodging & Casinos 1.0%
2,444,750	Cowlitz Tribal Gaming, Term Loan, (1 month USD LIBOR + 10.50%), 12.58%, due 12/6/21	2,603,659	(e)(f)

Publishing 0.1%
401,494	Harland Clarke Holdings Corp., Term Loan B7, (3 month USD LIBOR + 4.75%), 7.08%, due 11/3/23	385,032

Radio & Television 0.5%
1,248,371	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 4.83%, due 3/15/24	1,210,920

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

Retailers (except food & drug) 0.4%
$1,003,843	Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.08%, due 9/25/24	$1,011,683

Telecommunications 0.3%
766,150	Centurylink, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 1/31/25	753,892

Utilities 0.4%
746,425	Calpine Corp., Term Loan B6, (3 month USD LIBOR + 2.50%), 4.84%, due 1/15/23	747,022
275,862	Texas Competitive, Term Loan B2, (1 month USD LIBOR + 2.25%), 4.33%, due 12/14/23	275,713
		1,022,735
	Total Loan Assignments (Cost $17,755,547)	17,802,930
Corporate Bonds 136.7%
Advertising 2.8%
	Lamar Media Corp.
370,000	5.00%, due 5/1/23	374,625
360,000	5.75%, due 2/1/26	369,000
2,220,000	MDC Partners, Inc., 6.50%, due 5/1/24	1,959,150	(g)
750,000	Nielsen Co. Luxembourg SARL, 5.50%, due 10/1/21	748,125	(g)
	Nielsen Finance LLC/Nielsen Finance Co.
460,000	4.50%, due 10/1/20	457,843
2,630,000	5.00%, due 4/15/22	2,556,031	(g)
480,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, due 3/15/25	484,200
		6,948,974
Aerospace & Defense 0.3%
710,000	BBA US Holdings, Inc., 5.38%, due 5/1/26	715,318	(g)

Auto Parts & Equipment 0.6%
575,000	Goodyear Tire & Rubber Co., 5.13%, due 11/15/23	570,688
900,000	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK, due 9/15/23	864,000	(g)(h)
		1,434,688
Banking 1.4%
2,780,000	Ally Financial, Inc., 8.00%, due 3/15/20	2,960,700
620,000	CIT Group, Inc., 4.13%, due 3/9/21	619,225
		3,579,925
Brokerage 0.8%
2,120,000	LPL Holdings, Inc., 5.75%, due 9/15/25	2,056,400	(g)

Building & Construction 3.6%
	Lennar Corp.
510,000	8.38%, due 1/15/21	558,450
765,000	5.38%, due 10/1/22	776,475
1,265,000	4.75%, due 11/15/22	1,265,000
960,000	4.88%, due 12/15/23	960,000
630,000	5.25%, due 6/1/26	614,256
155,000	Meritage Homes Corp., 6.00%, due 6/1/25	156,068
1,170,000	PulteGroup, Inc., 4.25%, due 3/1/21	1,170,000

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
$560,000	5.25%, due 4/15/21	$559,457	(g)
780,000	5.63%, due 3/1/24	758,784	(g)
	Toll Brothers Finance Corp.
680,000	4.38%, due 4/15/23	665,550
250,000	5.63%, due 1/15/24	256,875
580,000	4.88%, due 3/15/27	548,100
845,000	4.35%, due 2/15/28	757,331
		9,046,346
Building Materials 0.6%
755,000	HD Supply, Inc., 5.75%, due 4/15/24	792,750	(g)(i)
175,000	Jeld-Wen, Inc., 4.88%, due 12/15/27	162,969	(g)
480,000	USG Corp., 5.50%, due 3/1/25	490,800	(g)
		1,446,519
Cable & Satellite Television 11.6%
720,000	Altice France SA, 8.13%, due 2/1/27	734,400	(g)
	Altice Luxembourg SA
2,380,000	7.75%, due 5/15/22	2,368,100	(g)
1,315,000	7.63%, due 2/15/25	1,231,169	(g)
	Altice US Finance I Corp.
200,000	5.38%, due 7/15/23	201,750	(g)
1,110,000	5.50%, due 5/15/26	1,089,188	(g)
555,000	Altice US Finance II Corp., 7.75%, due 7/15/25	584,831	(g)
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,210,000	5.25%, due 9/30/22	1,222,100
2,090,000	5.13%, due 5/1/23	2,084,775	(g)
2,035,000	5.75%, due 2/15/26	2,023,400	(g)
1,880,000	5.00%, due 2/1/28	1,760,150	(g)
2,029,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, due 12/15/21	2,023,927	(g)
	CSC Holdings LLC
2,053,000	10.88%, due 10/15/25	2,381,480	(g)
785,000	5.50%, due 4/15/27	755,563	(g)
	DISH DBS Corp.
375,000	6.75%, due 6/1/21	377,813
1,635,000	5.88%, due 11/15/24	1,363,181
	Numericable-SFR SA
2,260,000	6.00%, due 5/15/22	2,329,382	(g)
535,000	6.25%, due 5/15/24	531,656	(g)
2,335,000	7.38%, due 5/1/26	2,318,947	(g)
565,000	UPCB Finance IV Ltd., 5.38%, due 1/15/25	549,463	(g)
360,000	Virgin Media Finance PLC, 6.00%, due 10/15/24	351,000	(g)
1,535,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	1,462,087	(g)
1,350,000	Ziggo B.V., 5.50%, due 1/15/27	1,285,875	(g)
		29,030,237
Chemicals 2.4%
545,000	CF Industries, Inc., 5.38%, due 3/15/44	483,688
	NOVA Chemicals Corp.
820,000	5.25%, due 8/1/23	818,975	(g)
1,500,000	4.88%, due 6/1/24	1,448,925	(g)
1,225,000	5.00%, due 5/1/25	1,166,812	(g)
855,000	5.25%, due 6/1/27	800,271	(g)
	WR Grace & Co-Conn
920,000	5.13%, due 10/1/21	936,100	(g)
285,000	5.63%, due 10/1/24	299,250	(g)
		5,954,021

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

Consumer - Commercial Lease Financing 9.5%
	Aircastle Ltd.
$910,000	6.25%, due 12/1/19	$939,575
2,555,000	5.13%, due 3/15/21	2,621,226
780,000	5.50%, due 2/15/22	811,200
	Navient Corp.
505,000	5.50%, due 1/15/19	509,797
2,995,000	4.88%, due 6/17/19	3,021,206
785,000	8.00%, due 3/25/20	828,175
750,000	5.88%, due 3/25/21	761,250
370,000	6.63%, due 7/26/21	382,025
940,000	5.88%, due 10/25/24	909,450
355,000	6.75%, due 6/25/25	352,338
675,000	6.75%, due 6/15/26	664,875
	Park Aerospace Holdings Ltd.
3,655,000	5.25%, due 8/15/22	3,655,000	(g)
1,815,000	5.50%, due 2/15/24	1,792,312	(g)
1,180,000	SLM Corp., 6.13%, due 3/25/24	1,162,300
	Springleaf Finance Corp.
690,000	8.25%, due 12/15/20	746,925
895,000	7.75%, due 10/1/21	966,600
1,350,000	6.13%, due 5/15/22	1,380,375
1,180,000	6.88%, due 3/15/25	1,197,700
1,075,000	7.13%, due 3/15/26	1,092,469
		23,794,798
Electric - Generation 6.0%
	Calpine Corp.
1,995,000	6.00%, due 1/15/22	2,029,912	(g)
1,950,000	5.38%, due 1/15/23	1,859,812
420,000	5.75%, due 1/15/25	386,400
	Dynegy, Inc.
1,205,000	5.88%, due 6/1/23	1,239,644
2,095,000	7.63%, due 11/1/24	2,244,897
350,000	8.00%, due 1/15/25	380,188	(g)
1,130,000	8.13%, due 1/30/26	1,241,926	(g)
	NRG Energy, Inc.
610,000	6.25%, due 7/15/22	629,063
2,365,000	7.25%, due 5/15/26	2,518,725
2,385,000	6.63%, due 1/15/27	2,456,550
		14,987,117
Electric - Integrated 1.8%
1,225,000	PPL Energy Supply LLC, 4.60%, due 12/15/21	1,047,375
	Talen Energy Supply LLC
3,060,000	9.50%, due 7/15/22	2,937,600	(g)
645,000	6.50%, due 6/1/25	474,075
		4,459,050
Electronics 1.4%
965,000	Amkor Technology, Inc., 6.38%, due 10/1/22	984,300
465,000	Micron Technology, Inc., 5.50%, due 2/1/25	480,694
955,000	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	957,416	(g)
960,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	1,006,800	(g)
		3,429,210

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

Energy - Exploration & Production 9.2%
	Antero Resources Corp.
$1,670,000	5.38%, due 11/1/21	$1,692,962
1,490,000	5.13%, due 12/1/22	1,493,725
1,510,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	1,668,550	(g)
	Chesapeake Energy Corp.
885,000	8.00%, due 1/15/25	907,125
1,705,000	8.00%, due 6/15/27	1,743,362
	EP Energy LLC/Everest Acquisition Finance, Inc.
580,000	7.75%, due 9/1/22	449,500
2,760,000	6.38%, due 6/15/23	1,863,000
2,616,000	9.38%, due 5/1/24	2,151,660	(g)
355,000	Newfield Exploration Co., 5.38%, due 1/1/26	362,988
	Oasis Petroleum, Inc.
842,000	6.88%, due 3/15/22	857,788
405,000	6.25%, due 5/1/26	407,025	(g)
405,000	PDC Energy, Inc., 6.13%, due 9/15/24	406,519
	Range Resources Corp.
565,000	5.00%, due 8/15/22	553,700
1,810,000	5.00%, due 3/15/23	1,735,337
2,895,000	Sanchez Energy Corp., 6.13%, due 1/15/23	1,993,931
	SM Energy Co.
845,000	6.13%, due 11/15/22	866,125
550,000	5.00%, due 1/15/24	529,375
	Whiting Petroleum Corp.
800,000	5.75%, due 3/15/21	816,000
1,055,000	6.25%, due 4/1/23	1,093,244
355,000	6.63%, due 1/15/26	367,647
	WPX Energy, Inc.
750,000	5.25%, due 9/15/24	745,313
350,000	5.75%, due 6/1/26	350,875
		23,055,751
Food & Drug Retail 0.5%
1,325,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC, 5.75%, due 3/15/25	1,189,956

Food - Wholesale 1.3%
605,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, due 1/15/24	636,006
	Post Holdings, Inc.
1,100,000	5.50%, due 3/1/25	1,083,500	(g)
650,000	5.75%, due 3/1/27	633,750	(g)
815,000	5.63%, due 1/15/28	776,288	(g)
		3,129,544
Gaming 4.3%
	Boyd Gaming Corp.
1,235,000	6.88%, due 5/15/23	1,298,677
1,180,000	6.38%, due 4/1/26	1,206,550
180,000	Eldorado Resorts, Inc., 7.00%, due 8/1/23	189,176
	GLP Capital L.P./GLP Financing II, Inc.
2,205,000	4.88%, due 11/1/20	2,238,075
565,000	5.38%, due 11/1/23	583,362
175,000	5.38%, due 4/15/26	177,817
900,000	Int'l Game Technology PLC, 5.63%, due 2/15/20	916,875	(g)
398,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21	410,935	(g)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

	MGM Resorts Int'l
$290,000	5.25%, due 3/31/20	$296,525
640,000	6.63%, due 12/15/21	682,029
765,000	5.75%, due 6/15/25	771,457
700,000	Scientific Games Int'l, Inc., 10.00%, due 12/1/22	747,250
1,060,000	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/23	1,172,625
		10,691,353
Gas Distribution 9.1%
1,045,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,048,919
1,525,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 3/31/25	1,605,062
2,185,000	Cheniere Energy Partners L.P., 5.25%, due 10/1/25	2,174,075
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
465,000	6.25%, due 4/1/23	474,300
345,000	5.75%, due 4/1/25	348,450
	DCP Midstream LLC
300,000	9.75%, due 3/15/19	312,300	(g)
1,760,000	(3 month USD LIBOR + 3.85%), 5.85%, due 5/21/43	1,601,600	(a)(g)
	DCP Midstream Operating L.P.
410,000	2.70%, due 4/1/19	406,925
645,000	5.60%, due 4/1/44	615,975
430,000	Duke Energy Corp., 8.13%, due 8/16/30	518,150
	Energy Transfer Equity L.P.
1,885,000	7.50%, due 10/15/20	2,012,237
705,000	5.88%, due 1/15/24	733,200
	NuStar Logistics L.P.
745,000	4.80%, due 9/1/20	747,794
175,000	6.75%, due 2/1/21	182,438
190,000	4.75%, due 2/1/22	186,200
440,000	5.63%, due 4/28/27	429,550
880,000	Rockies Express Pipeline LLC, 5.63%, due 4/15/20	905,432	(g)
1,055,000	SemGroup Corp., 7.25%, due 3/15/26	1,052,362
2,140,000	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	2,043,700
1,595,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/25	1,539,175
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
600,000	4.25%, due 11/15/23	576,000
1,255,000	6.75%, due 3/15/24	1,324,025
685,000	5.13%, due 2/1/25	686,713
1,105,000	5.00%, due 1/15/28	1,042,844	(g)
175,000	Williams Cos., Inc., 5.75%, due 6/24/44	186,375
		22,753,801
Health Facilities 8.4%
365,000	Amsurg Corp., 5.63%, due 7/15/22	373,213
915,000	Columbia/HCA Corp., 7.69%, due 6/15/25	1,006,500
	Envision Healthcare Corp.
380,000	5.13%, due 7/1/22	385,225	(g)
1,115,000	6.25%, due 12/1/24	1,187,475	(g)
	HCA, Inc.
505,000	6.50%, due 2/15/20	525,604
2,125,000	5.88%, due 3/15/22	2,233,906
1,855,000	4.75%, due 5/1/23	1,879,115
1,835,000	5.00%, due 3/15/24	1,862,525
1,120,000	5.25%, due 4/15/25	1,144,500
500,000	LifePoint Health, Inc., 5.88%, due 12/1/23	522,600

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

	MPT Operating Partnership L.P./MPT Finance Corp.
$1,175,000	6.38%, due 3/1/24	$1,233,750
1,645,000	5.50%, due 5/1/24	1,657,337
1,535,000	5.25%, due 8/1/26	1,511,975
1,835,000	5.00%, due 10/15/27	1,775,362
	Tenet Healthcare Corp.
600,000	7.50%, due 1/1/22	628,500	(g)
355,000	8.13%, due 4/1/22	378,075
1,030,000	6.75%, due 6/15/23	1,045,656
865,000	4.63%, due 7/15/24	837,969
295,000	6.88%, due 11/15/31	268,450
570,000	THC Escrow Corp., 7.00%, due 8/1/25	572,138	(g)
		21,029,875
Health Services 2.4%
	DaVita HealthCare Partners, Inc.
1,250,000	5.13%, due 7/15/24	1,216,406
380,000	5.00%, due 5/1/25	358,150
1,360,000	DaVita, Inc., 5.75%, due 8/15/22	1,383,800
960,000	IMS Health, Inc., 5.00%, due 10/15/26	956,832	(g)
	Service Corp. Int'l
875,000	5.38%, due 1/15/22	885,391
1,185,000	5.38%, due 5/15/24	1,199,812
		6,000,391
Hotels 0.6%
970,000	ESH Hospitality, Inc., 5.25%, due 5/1/25	940,900	(g)
520,000	Hilton Domestic Operating Co., Inc., 5.13%, due 5/1/26	520,000	(g)
		1,460,900
Investments & Misc. Financial Services 1.0%
	MSCI, Inc.
1,195,000	5.25%, due 11/15/24	1,224,875	(g)
1,195,000	5.75%, due 8/15/25	1,245,787	(g)
		2,470,662
Machinery 0.7%
	CNH Industrial Capital LLC
485,000	4.88%, due 4/1/21	496,364
645,000	4.38%, due 4/5/22	649,031
370,000	CNH Industrial NV, 4.50%, due 8/15/23	372,775
320,000	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	349,600
		1,867,770
Managed Care 1.5%
	Centene Corp.
1,100,000	4.75%, due 5/15/22	1,112,375
1,050,000	6.13%, due 2/15/24	1,105,125
615,000	5.38%, due 6/1/26	629,606	(g)
945,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	978,075	(g)
		3,825,181
Media Content 5.4%
565,000	AMC Networks, Inc., 4.75%, due 8/1/25	542,400
910,000	Gannett Co., Inc., 5.13%, due 7/15/20	921,375
325,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/1/24	332,313	(g)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

	Netflix, Inc.
$430,000	5.38%, due 2/1/21	$441,287
815,000	5.50%, due 2/15/22	840,469
480,000	4.38%, due 11/15/26	450,000
320,000	4.88%, due 4/15/28	302,800	(g)
	Sinclair Television Group, Inc.
730,000	5.38%, due 4/1/21	734,562
630,000	5.13%, due 2/15/27	584,325	(g)
	Sirius XM Radio, Inc.
155,000	4.63%, due 5/15/23	152,675	(g)
1,895,000	6.00%, due 7/15/24	1,958,956	(g)
1,315,000	5.38%, due 7/15/26	1,287,056	(g)
800,000	5.00%, due 8/1/27	760,000	(g)
	Univision Communications, Inc.
358,000	6.75%, due 9/15/22	365,608	(g)
3,980,000	5.13%, due 5/15/23	3,800,900	(g)
		13,474,726
Medical Products 0.4%
	Hologic, Inc.
765,000	4.38%, due 10/15/25	739,916	(g)
145,000	4.63%, due 2/1/28	136,300	(g)
		876,216
Metals - Mining Excluding Steel 4.5%
370,000	Arconic, Inc., 5.13%, due 10/1/24	369,075
590,000	First Quantum Minerals Ltd., 7.25%, due 5/15/22	592,950	(g)
	FMG Resources (August 2006) Pty Ltd.
495,000	4.75%, due 5/15/22	481,388	(g)
315,000	5.13%, due 5/15/24	301,613	(g)
	Freeport-McMoRan, Inc.
520,000	3.10%, due 3/15/20	513,500
460,000	4.00%, due 11/14/21	455,975
390,000	3.55%, due 3/1/22	377,813
1,285,000	3.88%, due 3/15/23	1,236,812
1,810,000	5.40%, due 11/14/34	1,660,675
1,180,000	5.45%, due 3/15/43	1,047,840
735,000	Hudbay Minerals, Inc., 7.63%, due 1/15/25	759,806	(g)
	Novelis Corp.
370,000	6.25%, due 8/15/24	370,925	(g)
1,070,000	5.88%, due 9/30/26	1,025,862	(g)
	Teck Resources Ltd.
515,000	4.75%, due 1/15/22	530,450
495,000	8.50%, due 6/1/24	545,243	(g)
895,000	6.25%, due 7/15/41	933,037
		11,202,964
Oil Field Equipment & Services 1.5%
	Precision Drilling Corp.
817,268	6.50%, due 12/15/21	831,571
1,060,000	7.75%, due 12/15/23	1,120,950
1,785,000	5.25%, due 11/15/24	1,704,675
		3,657,196

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

Packaging 4.1%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
$400,000	4.25%, due 9/15/22	$393,000	(g)
210,000	4.63%, due 5/15/23	207,375	(g)
1,375,000	6.00%, due 2/15/25	1,342,344	(g)
	Ball Corp.
990,000	4.38%, due 12/15/20	999,900
745,000	5.00%, due 3/15/22	765,487
1,040,000	Berry Plastics Corp., 5.13%, due 7/15/23	1,032,200
900,000	BWAY Holding Co., 5.50%, due 4/15/24	878,625	(g)
120,000	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/23	118,725
705,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/26	662,700	(g)
445,000	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/22	445,000	(g)
	Reynolds Group Issuer, Inc.
1,434,279	5.75%, due 10/15/20	1,436,861
265,101	6.88%, due 2/15/21	267,752
1,490,000	5.13%, due 7/15/23	1,481,656	(g)
320,000	Sealed Air Corp., 5.50%, due 9/15/25	329,568	(g)
		10,361,193
Personal & Household Products 0.8%
	Energizer Holdings, Inc.
185,000	4.70%, due 5/19/21	185,000
935,000	4.70%, due 5/24/22	918,638
245,000	HRG Group, Inc., 7.75%, due 1/15/22	252,656
320,000	Prestige Brands, Inc., 6.38%, due 3/1/24	319,600	(g)
390,000	Spectrum Brands, Inc., 5.75%, due 7/15/25	389,025
		2,064,919
Pharmaceuticals 3.0%
1,740,000	Endo Finance LLC/Endo Finco, Inc., 5.38%, due 1/15/23	1,474,650	(g)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
1,015,000	6.00%, due 7/15/23	862,750	(g)
360,000	6.00%, due 2/1/25	288,900	(g)
430,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	346,150	(g)
	Valeant Pharmaceuticals Int'l, Inc.
660,000	5.50%, due 3/1/23	625,350	(g)
2,880,000	5.88%, due 5/15/23	2,766,240	(g)
1,265,000	5.50%, due 11/1/25	1,266,189	(g)
		7,630,229
Printing & Publishing 1.7%
1,520,000	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	1,453,424	(g)
	R.R. Donnelley & Sons Co.
1,046,000	7.63%, due 6/15/20	1,072,150
1,630,000	7.88%, due 3/15/21	1,662,600
		4,188,174
Recreation & Travel 0.9%
170,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, due 4/15/27	166,600
1,555,000	NCL Corp. Ltd., 4.75%, due 12/15/21	1,556,943	(g)
665,000	Six Flags Entertainment Corp., 4.88%, due 7/31/24	650,869	(g)
		2,374,412
Real Estate Investment Trusts 1.2%
1,765,000	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	1,789,269
1,190,000	Starwood Property Trust, Inc., 3.63%, due 2/1/21	1,163,225	(g)
		2,952,494

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

Restaurants 1.4%
	1011778 BC ULC/New Red Finance, Inc.
$810,000	4.63%, due 1/15/22	$807,975	(g)
985,000	4.25%, due 5/15/24	936,981	(g)
560,000	5.00%, due 10/15/25	536,900	(g)
1,185,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	1,168,706	(g)
		3,450,562
Software - Services 4.5%
	CDK Global, Inc.
330,000	5.00%, due 10/15/24	336,600
420,000	5.88%, due 6/15/26	430,500
389,000	4.88%, due 6/1/27	380,734
	First Data Corp.
1,015,000	7.00%, due 12/1/23	1,061,944	(g)
1,415,000	5.00%, due 1/15/24	1,427,381	(g)
1,142,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	1,153,420	(g)(h)
1,090,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	1,103,625	(g)
1,570,000	Nuance Communications, Inc., 6.00%, due 7/1/24	1,597,475
1,430,000	Open Text Corp., 5.88%, due 6/1/26	1,465,750	(g)
2,400,000	Rackspace Hosting, Inc., 8.63%, due 11/15/24	2,424,000	(g)
		11,381,429
Specialty Retail 1.0%
325,000	Hanesbrands, Inc., 4.88%, due 5/15/26	314,031	(g)
530,000	Liberty Media Corp., 8.50%, due 7/15/29	567,100
1,250,000	Penske Automotive Group, Inc., 3.75%, due 8/15/20	1,234,375
455,000	QVC, Inc., 5.45%, due 8/15/34	407,635
		2,523,141
Steel Producers - Products 0.6%
1,349,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	1,402,960	(g)

Support - Services 7.3%
1,125,000	ADT Corp., 4.88%, due 7/15/32	888,750	(g)
2,205,000	Anna Merger Sub, Inc., 7.75%, due 10/1/22	1,085,963	(g)
	Aramark Services, Inc.
1,095,000	5.13%, due 1/15/24	1,104,581
415,000	5.00%, due 2/1/28	400,351	(g)
505,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/25	464,600	(g)
	Hertz Corp.
575,000	5.88%, due 10/15/20	568,445
375,000	7.63%, due 6/1/22	367,500	(g)
3,455,000	5.50%, due 10/15/24	2,720,812	(g)
1,833,000	IHS Markit Ltd., 5.00%, due 11/1/22	1,881,959	(g)
280,000	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	266,350	(g)
	Iron Mountain, Inc.
1,385,000	6.00%, due 8/15/23	1,416,162
1,701,000	5.75%, due 8/15/24	1,686,116
530,000	5.25%, due 3/15/28	490,250	(g)
2,580,000	Olympus Merger Sub, Inc., 8.50%, due 10/15/25	2,244,600	(g)
1,580,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	1,690,600	(g)
	United Rentals N.A., Inc.
185,000	4.63%, due 7/15/23	185,463
795,000	5.75%, due 11/15/24	812,888
		18,275,390

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

Technology Hardware & Equipment 2.0%
	CDW LLC/CDW Finance Corp.
$935,000	5.00%, due 9/1/23	$944,350
400,000	5.00%, due 9/1/25	395,873
865,000	CommScope Technologies LLC, 6.00%, due 6/15/25	890,950	(g)
440,000	CommScope, Inc., 5.00%, due 6/15/21	442,064	(g)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
1,290,000	5.88%, due 6/15/21	1,320,541	(g)
415,000	6.02%, due 6/15/26	438,198	(g)
700,000	Project Homestake Merger Corp., 8.88%, due 3/1/23	655,375	(g)
		5,087,351
Telecom - Satellite 1.4%
739,000	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	753,780
2,510,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	2,312,337
627,000	Intelsat Luxembourg SA, 8.13%, due 6/1/23	537,653
		3,603,770
Telecom - Wireless 4.3%
	Sprint Corp.
1,040,000	7.88%, due 9/15/23	1,108,900
2,640,000	7.13%, due 6/15/24	2,712,600
905,000	7.63%, due 3/1/26	936,394
770,000	Sprint Nextel Corp., 9.00%, due 11/15/18	783,090	(g)
	T-Mobile USA, Inc.
2,330,000	6.00%, due 3/1/23	2,399,900
445,000	6.00%, due 4/15/24	460,575
390,000	6.50%, due 1/15/26	409,013
575,000	4.50%, due 2/1/26	540,500
1,575,000	Wind Tre SpA, 5.00%, due 1/20/26	1,414,507	(g)
		10,765,479
Telecom - Wireline Integrated & Services 7.8%
3,079,000	Citizens Communications Co., 9.00%, due 8/15/31	1,989,804
2,925,000	Embarq Corp., 8.00%, due 6/1/36	2,749,500
675,000	Equinix, Inc., 5.88%, due 1/15/26	697,781
	Frontier Communications Corp.
360,000	8.13%, due 10/1/18	360,000
270,000	7.13%, due 1/15/23	195,413
610,000	7.63%, due 4/15/24	411,750
6,080,000	11.00%, due 9/15/25	4,924,800
	Level 3 Financing, Inc.
1,610,000	5.38%, due 8/15/22	1,614,025
835,000	5.13%, due 5/1/23	825,606
265,000	5.38%, due 1/15/24	262,350
560,000	Telecom Italia Capital SA, 6.00%, due 9/30/34	553,280
2,111,000	U.S. West Communications Group, 6.88%, due 9/15/33	2,001,481
	Zayo Group LLC/Zayo Capital, Inc.
580,000	6.00%, due 4/1/23	593,050
660,000	6.38%, due 5/15/25	683,100
1,730,000	5.75%, due 1/15/27	1,712,700	(g)
		19,574,640
Theaters & Entertainment 1.1%
	AMC Entertainment Holdings, Inc.
1,140,000	5.75%, due 6/15/25	1,124,325
1,005,000	6.13%, due 5/15/27	974,850
755,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/24	744,619	(g)
		2,843,794
	Total Corporate Bonds (Cost $351,352,144)	342,048,826

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

Convertible Bonds 0.4%

Energy - Exploration & Production 0.4%
$955,000	Chesapeake Energy Corp., 5.50%, due 9/15/26 (Cost $953,365)	$949,584

Asset-Backed Securities 1.1%
250,000	Annisa CLO Ltd., Ser. 2016-2A, Class ER, (3 month USD LIBOR + 6.00%), 8.35%, due 7/20/31	248,535	(a)(g)
250,000	Canyon Capital CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.75%), 7.79%, due 7/15/31	242,585	(a)(g)
250,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3 month USD LIBOR + 6.00%), 8.34%, due 7/15/31	248,415	(a)(g)
250,000	KKR CLO 14 Ltd., Ser. 2014, Class ER, (3 month USD LIBOR + 6.15%), due 7/15/31	250,000	(a)(b)(f)(g)(j)(k)
600,000	Magnetite CLO Ltd., Ser. 2014-8A, Class ER2, (3 month USD LIBOR + 5.65%), 7.99%, due 4/15/31	596,966	(a)(g)
675,000	Octagon Investment Partners 27 Ltd., Ser. 2016-1A, Class ER, (3 month USD LIBOR + 5.95%), 8.29%, due 7/15/30	675,000	(a)(f)(g)(k)
650,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.87%), 8.16%, due 4/16/31	642,683	(a)(g)
	Total Asset-Backed Securities (Cost $2,906,250)	2,904,184

NUMBER OF SHARES

Short-Term Investments 3.2%
Investment Companies 3.2%
7,956,312	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(l) (Cost $7,956,312)	7,956,312	(m)

	Total Investments 148.5% (Cost $380,923,618)	371,661,836

	Liabilities Less Other Assets (34.5)%	(86,376,703)(n)

	Liquidation Value of Mandatory Redeemable Preferred Shares (14.0)%	(35,000,000)

	Net Assets Applicable to Common Shareholders 100.0%	$250,285,133

(a)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR = London Interbank Offered Rate

(b)
The stated interest rate represents the weighted average interest rate at July 31, 2018 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	All or a portion of this security had not settled as of July 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(e)	Illiquid security.
(f)	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

(g)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to $149,007,416 which represents 59.5% of net assets applicable to common stockholders of the Fund. Securities denoted with (g) but without (e) have been deemed by the investment manager to be liquid.

(h)	Payment-in-kind (PIK) security.
(i)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

(j)	When-issued security. Total value of all such securities at July 31, 2018 amounted to $250,000, which represents 0.1% of net assets applicable to common stockholders of the Fund.
(k)
Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Directors. Total value of all such securities at July 31, 2018 amounted to $925,000, which represents 0.4% of net assets applicable to common stockholders of the Fund.

(l)	Represents 7-day effective yield as of July 31, 2018.
(m)	All or a portion of this security is segregated in connection with obligations for swap contracts, when-issued and/or delayed delivery securities with a total value of $7,956,312.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At July 31, 2018, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-rate	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME Group, Inc.	$20,000,000	Receive	3-month LIBOR(a)	1.29%(b)	4/17/2019	$178,939	$(55,182)	$123,757
CME Group, Inc.	25,000,000	Receive	3-month LIBOR(a)	1.14%(b)	6/17/2021	1,247,884	37,356	1,285,240
CME Group, Inc.	20,000,000	Receive	3-month LIBOR(a)	0.99%(b)	6/29/2021	1,088,841	25,125	1,113,966
Total						$2,515,664	$7,299	$2,522,963

(a)	Payment frequency-quarterly.

(b)	Payment frequency-semi-annually.

LIBOR = London Interbank Offered Rate

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Lodging & Casinos	$—	$—	$2,603,659	$2,603,659
Other Loan Assignments(a)	—	15,199,271	—	15,199,271
Total Loan Assignments	—	15,199,271	2,603,659	17,802,930
Corporate Bonds(a)	—	342,048,826	—	342,048,826
Convertible Bonds(a)	—	949,584	—	949,584
Asset-Backed Securities	—	1,979,184	925,000	2,904,184
Short-Term Investments	—	7,956,312	—	7,956,312
Total Investments	$—	$368,133,177	$3,528,659	$371,661,836

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
Loan Assignments(c)
Health Care	$1,149,032	$—	$—	$—	$—	$—	$—	$(1,149,032)	$—	$—
Leisure Goods – Activities – Movies	492,939	55	8,851	(11,343)	—	(490,502)	—	—	—	—
Lodging & Casinos	2,844,800	(9,644)	4,698	(140,945)	—	(95,250)	—	—	2,603,659	(140,945)
Corporate Bonds(d)
Chemicals	45	—	(0)(e)	(44)	—	(1)	—	—	—	—
Asset-Backed Securities(d)	—	—	—	—	925,000	—	—	—	925,000	—
Total	$4,486,816	$(9,589)	$13,549	$(152,332)	$925,000	$(585,753)	$—	$(1,149,032)	$3,528,659	$(140,945)

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)
As of the period ended July 31, 2018, these securities were valued in accordance with procedures approved by the Board of Directors. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

(e)	Amount less than one dollar.

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, $1,149,032 was transferred from Level 3 to Level 2. Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology no longer using a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2018, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$2,522,963	$—	$2,522,963
Total	$—	$2,522,963	$—	$2,522,963

See Notes to Schedule of Investments

July 31, 2018
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer  quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

July 31, 2018
Notes to Schedule of Investments (Unaudited) (cont’d)

asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: September 28, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 28, 2018